EQUITY	12 Months Ended
Dec. 31, 2020
EQUITY
EQUITY

18          EQUITY

a)	Capital stock -

As of December 31, 2020, 2019 and 2018 a total of 94,382,317 shares have been issued at US$5 per share.

b)	Treasury stock -

We present below the stocks of Credicorp Ltd., that the entities of the Group maintain as of December 31, 2020, 2019 and 2018:

	Number of shares
	Shares of	Shared-based
As of December 31, 2020	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	159,339	159,339
Grupo Crédito	—	32,512	32,512
Pacífico Seguros	—	29,845	29,845
Credicorp Capital Servicios Financieros	—	17,598	17,598
Mibanco	—	14,872	14,872
Atlantic Security Bank	—	11,434	11,434
Prima AFP	—	7,664	7,664
Other minors	—	20,624	20,624
	14,620,846	293,888	14,914,734

	Number of shares
		Shared-
	Shares of	based
As of December 31, 2019	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	134,169	134,169
Pacífico Seguros	—	29,539	29,539
Credicorp Capital Servicios Financieros	—	13,830	13,830
Mibanco	—	9,060	9,060
Credicorp Perú	—	21,695	21,695
Credicorp Capital limited	—	9,518	9,518
Prima AFP	—	6,397	6,397
Other minors	4,387	22,723	27,110
	14,625,233	246,931	14,872,164

	Number of shares
		Shared-
	Shares of	based
As of December 31, 2018	the Group	payment (*)	Total

Atlantic Security Holding Corporation	14,620,846	—	14,620,846
BCP	—	162,286	162,286
Pacífico Seguros	—	33,794	33,794
Credicorp Capital Servicios Financieros	—	8,546	8,546
Mibanco	—	9,934	9,934
Credicorp Perú	—	13,113	13,113
Prima AFP	—	6,979	6,979
Other minors	1,880	25,896	27,776
	14,622,726	260,548	14,883,274

(*) Corresponds to treasury stock that were granted to employees and senior management, for which they have the right to vote. These stocks are not vested at said dates, see Note 20.

During 2020, 2019 and 2018, the Group purchased 240,151,  129,807 and 133,750 shares of Credicorp Ltd., respectively, for a total of US$44.4 million (equivalent to S/151.9 million), US$31.0 million (equivalent to S/103.2 million) and US$29.3 million (equivalent to a S/95.4 million), respectively.

c)	Reserves -

Certain Group’s subsidiaries are required to keep a reserve that equals a percentage of paid-in capital (20, 30 or 50 percent, depending on its activities and the country in which production takes place); this reserve must be constituted with annual transfers of not less than 10 percent of net profits. As of December 31, 2020, 2019 and 2018, the balance of this reserves amounts approximately to S/6,990.1 million, S/6,236.5 million and S/5,179 million, respectively.

At the Board meetings held on February 27, 2020, February 27, 2019 and February 28, 2018, the decision was made to transfer from “Retained earnings” to “Reserves” S/1,977.1 million, S/1,858.8 million and S/2,933.6 million, respectively.

“Other reserves” include unrealized gains (losses) on fair value of investments through other comprehensive income (available-for-sale investments under IAS 39, as of December 31, 2017) and on cash flow hedges derivative instruments, net of deferred income tax and non-controlling interest. Movement was as follows:

	Other reserves:
	Instruments
	that will not be
	reclassifed to
	profit or loss	Instruments that will be reclassified to consolidated statement of income
					Foreign
	Equity	Debt	Reserve for		currency
	instruments at	instruments at	cash flow	Insurance	translation
	fair value	fair value	hedges	reserves	reserve	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Balance as of January 1, 2018	431,711	853,747	(32,781)	—	(16,041)	1,236,636
Increase (decrease) in net unrealized gains on investments	20,840	(583,385)	—	—	—	(562,545)
Transfer of net realized gains on investments to profit or loss	—	(38,983)	—	—	—	(38,983)
Transfer of the impairment credit loss on investments to profit or loss, Note 24	—	(1,909)	—	—	—	(1,909)
Change in net unrealized gain on cash flow hedges derivatives	—	—	73,263	—	—	73,263
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	—	—	(43,643)	—	—	(43,643)
Foreign exchange translation	—	—	—	—	45,634	45,634
Balance as of December 31, 2018	452,551	229,470	(3,161)	—	29,593	708,453
Increase in net unrealized gains on investments	97,514	606,276	—	—	—	703,790
Transfer of net realized loss on investments to profit or loss	—	420,987	—	—	—	420,987
Transfer of recovery of credit loss of investments to profit or loss, Note 24	—	(745)	—	—	—	(745)
Change in net unrealized gain on cash flow hedges derivatives	—	—	(62,002)	—	—	(62,002)
Transfer of net realized gain on cash flow hedges derivatives to profit or loss	—	—	35,059	—	—	35,059
Other reserves	—	—	—	(658,491)	—	(658,491)
Foreign exchange translation	—	—	—	—	(58,862)	(58,862)
Balance as of December 31, 2019	550,065	1,255,988	(30,104)	(658,491)	(29,269)	1,088,189
Increase in net unrealized gains on investments	76,849	196,152	—	—	—	273,001
Transfer of net realized loss on investments to profit or loss	—	440,416	—	—	—	440,416
Transfer of recovery of credit loss of investments to profit or loss, Note 24	—	52,263	—	—	—	52,263
Change in net unrealized loss on cash flow hedges derivatives	—	—	(68,001)	—	—	(68,001)
Transfer of net realized losses on cash flow hedges derivatives to profit or loss	—	—	55,784	—	—	55,784
Other reserves	—	—	—	(234,107)	—	(234,107)
Foreign exchange translation	—	—	—	—	259,572	259,572
Net movement in hedges of net investments in foreign businesses	—	—	—	—	(1,219)	(1,219)
Balance as of December 31, 2020	626,914	1,944,819	(42,321)	(892,598)	229,084	1,865,898

d)	Components of other comprehensive income -

The movement of the item is as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
To be reclassified to the consolidated statement of income in later periods
Net unrealized (gain) loss	196,152	606,276	(583,385)
Transfer of net realized loss (gain) to profit or loss	440,416	420,987	(38,983)
Transfer of recovery of credit loss to profit or loss	52,263	(745)	(1,909)
Sub total	688,831	1,026,518	(624,277)
Non-controlling interest	13,814	16,082	(6,397)
Income tax	11,717	22,259	(11,831)
	714,362	1,064,859	(642,505)

Cash flow hedge:
Net (losses) gains on cash flow hedges	(68,001)	(62,002)	73,263
Transfer of net realized losses (gains) on cash flow hedges derivatives to profit or loss	55,784	35,059	(43,643)
Sub total	(12,217)	(26,943)	29,620
Non-controlling interest	(252)	(618)	679
Income tax	(3,933)	(10,290)	10,942
	(16,402)	(37,851)	41,241

Other reserves:
Insurances reserves	(234,107)	(658,491)	—
Non-controlling interest	(2,867)	(8,065)	—
Income tax	(26,846)	—	—
	(263,820)	(666,556)	—
Foreign exchange traslation:
Exchange gains or losses	259,572	(58,862)	45,634
Net movement in hedges of net investments in foreign businesses	(1,219)	—	—
Sub total	258,353	(58,862)	45,634
Non-controlling interest	(1,301)	539	21
	257,052	(58,323)	45,655

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Not to be reclassified to the consolidated statement of income in later periods:
Equity instruments at fair value through other comprehensive income -
Net unrealized gains	76,849	97,514	20,840
Non-controlling interest	(165)	(3)	(37)
Income tax	(3,414)	(5,999)	168
	73,270	91,512	20,971

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Attributable to:
Credicorp's equity holders	777,709	379,736	(528,183)
Non-controlling interest	9,229	7,935	(5,734)
	786,938	387,671	(533,917)

e)	Dividend distribution -

The chart below shows the distribution of dividends agreed by the Board of Directors :

	2020	2019	2018

Date of Meeting - Board of Directors	27.02.2020	27.02.2019	28.02.2018
Dividends distribution, net of treasury shares effect (in thousands of soles)	2,392,844	1,595,229	1,130,427
Payment of dividends per share (in soles)	30.0000	20.0000	14.1726
Date of dividends payout	08.05.2020	10.05.2019	11.05.2018
Exchange rate published by the SBS	3.4081	3.3150	3.2929
Dividends payout (equivalent in thousands of US$)	702,105	481,215	343,292

In the Board of Directors held in September 25, 2019, they agreed an additional dividend payment, net of the effect of treasury stock, for approximately S/638.1 million from the retain earnings and reserves. Said dividends have been paid in November 22, 2019.

In accordance with current Peruvian legislation, there is no restriction for overseas remittance of dividends or the repatriation of foreign investment. As of December 31, 2020, 2019 and 2018 dividends paid by the Peruvian subsidiaries to Credicorp are subject to a 5.0 percent withholding tax.

f)	Regulatory capital -

As of December 31, 2020 and 2019, the regulatory capital requirement (“patrimonio efectivo” in Peru) applicable to Credicorp subsidiaries engaged in financial services and insurance activities in Peru, determined under the provisions of the Peruvian banking and insurance regulator, SBS, totals approximately S/28,969.3 million and S/25,732 million, respectively. At those dates, the Group’s regulatory requirement exceeds by approximately S/7,973.9 million and S/4,151.6 million, respectively, the minimum regulatory capital required by the SBS.